Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Class 5 Preferred Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income, Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Mar. 31, 2014			¥ 2,089,245	¥ 6,363,413	¥ 239,571	¥ 2,157,639		¥ 1,357,682	¥ (2,510)	¥ 546,404
Stock-based compensation				(1,045)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights			961	960
Net income attributable to Mitsubishi UFJ Financial Group	¥ 838,296					838,296
Cash dividends: Common stock-¥9.00 per share in 2014 and 2015						(127,445)
Cash dividends: Preferred stock (Class 5)-¥57.50 per share in 2014	(8,970)						¥ (8,970)
Purchases of shares of treasury stock									(390,017)
Sales of shares of treasury stock									1
Retirement of Class 5 and 11 Preferred stock				(390,001)					390,001
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									31
Initial subscriptions of noncontrolling interests										15,089
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(13,375)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(13,424)
Net income attributable to noncontrolling interests	25,664									25,664
Dividends paid to noncontrolling interests										(30,465)
Net change during the period, Other comprehensive income (loss), net of taxes	462,331							449,461		12,870
Other-net				539						(64)
Balance at end of period at Sep. 30, 2014	13,510,511	¥ 12,967,812	2,090,206	5,973,866	239,571	2,859,520		1,807,143	(2,494)	542,699
Balance at beginning of period at Mar. 31, 2014			2,089,245	6,363,413	239,571	2,157,639		1,357,682	(2,510)	546,404
Retirement of Class 5 and 11 Preferred stock	(390,001)
Balance at end of period at Mar. 31, 2015	15,281,341		2,090,270	5,959,626	239,571	3,424,864		3,067,255	(102,521)	602,276
Stock-based compensation				(3,513)
Net income attributable to Mitsubishi UFJ Financial Group	381,307					381,307
Cash dividends: Common stock-¥9.00 per share in 2014 and 2015						(126,155)
Losses on sales of shares of treasury stock						(1,182)
Purchases of shares of treasury stock									(100,033)
Sales of shares of treasury stock									2,823
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									(149)
Initial subscriptions of noncontrolling interests										21,454
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										211
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(19,269)
Net income attributable to noncontrolling interests	31,813									31,813
Dividends paid to noncontrolling interests										(21,764)
Net change during the period, Other comprehensive income (loss), net of taxes	(414,821)							(445,962)		31,141
Other-net				(965)						41
Balance at end of period at Sep. 30, 2015	¥ 15,031,139	¥ 14,385,236	¥ 2,090,270	¥ 5,955,148	¥ 239,571	¥ 3,678,834		¥ 2,621,293	¥ (199,880)	¥ 645,903